Cover	Oct. 26, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40681
Entity Registrant Name	WORKSPORT LTD
Entity Central Index Key	0001096275
Entity Tax Identification Number	35-2696895
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7299 E. Danbro Cres
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L5N 6P8
City Area Code	888
Local Phone Number	554-8789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	WKSP
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	WKSPW
Security Exchange Name	NASDAQ